SEGMENTED INFORMATION (Details 1) (USD $)	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Total Long Lived Assets	$ 15,706	$ 20,518
North America [Member]
Total Long Lived Assets
Asia [Member]
Total Long Lived Assets	$ 15,706	$ 20,518